NET INCOME (LOSS) PER SHARE (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015
Net income (loss) per share
Net income/(loss) attributable to iKang Guobin Healthcare Group, Inc.	$ (11,251)	$ 18,325	$ 27,113
Deemed dividend			100
Undistributed earnings allocated to preferred shareholders			201
Net income/(loss) attributable to common and preferred shareholders of iKang Healthcare Group, Inc.	$ (11,251)	$ 18,325	26,812
Numerator:
Net income attributed to common shareholders for computing net income per common share- basic and diluted			$ 26,812
Denominator:
Weighted average common shares outstanding used in computing diluted net income per common share-basic	34,060,579	33,583,005	32,884,357
Weighted average shares outstanding used in computing net income per common shares-diluted	34,060,579	34,235,542	34,114,872
Net income/(loss) per common share attributable to iKang Guobin Healthcare Group, Inc.-basic (in dollars per share)	$ (0.33)	$ 0.55	$ 0.82
Net income/(loss) per common share attributable to iKang Guobin Healthcare Group, Inc.-diluted (in dollars per share)	$ (0.33)	$ 0.54	$ 0.79
Series A convertible redeemable participating preferred shares
Net income (loss) per share
Deemed dividend			$ 5
Undistributed earnings allocated to preferred shareholders			3
Numerator:
Total attribution to participating preferred stockholders			$ 8
Denominator:
Weighted average shares outstanding used in computing net income per common shares-diluted			23,993
Net income per convertible redeemable participating preferred shares (in dollars per share)			$ 0.33
Series B convertible redeemable participating preferred shares
Net income (loss) per share
Deemed dividend			$ 3
Undistributed earnings allocated to preferred shareholders			3
Numerator:
Total attribution to participating preferred stockholders			$ 6
Denominator:
Weighted average shares outstanding used in computing net income per common shares-diluted			15,044
Net income per convertible redeemable participating preferred shares (in dollars per share)			$ 0.40
Series C shares
Net income (loss) per share
Deemed dividend			$ 9
Undistributed earnings allocated to preferred shareholders			6
Numerator:
Total attribution to participating preferred stockholders			$ 15
Denominator:
Weighted average shares outstanding used in computing net income per common shares-diluted			42,627
Net income per convertible redeemable participating preferred shares (in dollars per share)			$ 0.35
Series D shares
Net income (loss) per share
Deemed dividend			$ 27
Undistributed earnings allocated to preferred shareholders			19
Numerator:
Total attribution to participating preferred stockholders			$ 46
Denominator:
Weighted average shares outstanding used in computing net income per common shares-diluted			121,896
Net income per convertible redeemable participating preferred shares (in dollars per share)			$ 0.38
Series E convertible redeemable participating preferred shares
Net income (loss) per share
Deemed dividend			$ 21
Undistributed earnings allocated to preferred shareholders			33
Numerator:
Total attribution to participating preferred stockholders			$ 54
Denominator:
Weighted average shares outstanding used in computing net income per common shares-diluted			94,015
Net income per convertible redeemable participating preferred shares (in dollars per share)			$ 0.57
Series F convertible redeemable participating preferred shares
Net income (loss) per share
Deemed dividend			$ 35
Undistributed earnings allocated to preferred shareholders			137
Numerator:
Total attribution to participating preferred stockholders			$ 172
Denominator:
Weighted average shares outstanding used in computing net income per common shares-diluted			157,911
Net income per convertible redeemable participating preferred shares (in dollars per share)			$ 1.09